Shareholder Report, Holdings (Details)	Jun. 30, 2024
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 2 | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 2 | Fixed Income Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 2 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 2 | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 2 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 1 | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 1 | Fixed Income Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 1 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 1 | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 1 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%